Note 8 - Inventory (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2016	2015
Materials	$94,500	$—
Work-in-process	1,708	14,436
Finished goods	—	—
Reserves	—	(14,436)
Total	$96,208	$—